RETIREMENT PLAN	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
RETIREMENT PLAN [Abstract]
RETIREMENT PLAN	NOTE 9 - RETIREMENT PLAN During 2013, the Company established a 401(k) retirement plan covering all eligible employees beginning November 15, 2013. There were no contributions charged to expense.	NOTE 10 - RETIREMENT PLAN During 2013, the Company established a 401(k) retirement plan covering all eligible employees beginning November 15, 2013. There were no contributions charged to expense.